John Hancock
Emerging Markets Debt Fund
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 40.9%					$398,001,322
(Cost $445,460,533)
Angola 0.6%					5,983,658
Republic of Angola
Bond (A)	9.125	11-26-49		3,000,000	1,794,000
Bond (A)	9.500	11-12-25		6,200,000	4,189,658
Argentina 3.2%					30,758,705
Provincia de Buenos Aires
Bond (A)	7.875	06-15-27		3,850,000	1,386,000
Bond (A)	9.950	06-09-21		5,600,000	2,044,000
Provincia de Rio Negro Bond (A)	7.750	12-07-25		2,300,000	851,023
Republic of Argentina
Bond	4.625	01-11-23		5,500,000	2,200,055
Bond	6.875	01-26-27		11,840,000	4,309,760
Bond	7.625	04-22-46		20,390,000	7,493,529
Bond	8.280	12-31-33		26,540,579	12,474,338
Bahrain 0.8%					7,785,002
Kingdom of Bahrain
Bond	6.125	08-01-23		2,000,000	2,057,761
Bond (A)	7.000	10-12-28		3,450,000	3,606,841
Bond (A)	7.375	05-14-30		2,000,000	2,120,400
Brazil 2.5%					24,411,618
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,375,250
Note	10.000	01-01-27	BRL	88,000,000	20,036,368
China 1.1%					11,069,822
The Export-Import Bank of China Bond	2.875	04-26-26		10,400,000	11,069,822
Colombia 1.6%					15,621,266
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,772,516
Bond	5.000	06-15-45		6,900,000	7,848,750
Costa Rica 0.1%					880,010
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	880,010
Croatia 0.6%					6,190,781
Republic of Croatia Bond	5.500	04-04-23		5,650,000	6,190,781
Dominican Republic 1.6%					15,119,125
Government of Dominican Republic
Bond	5.875	04-18-24		5,500,000	5,541,250
Bond (A)	5.875	01-30-60		5,350,000	4,520,750
Bond (A)	5.950	01-25-27		1,500,000	1,457,250
Bond	5.950	01-25-27		900,000	874,350
Bond (A)	6.875	01-29-26		2,650,000	2,725,525
Egypt 2.8%					27,534,742
Arab Republic of Egypt
Bond (A)	5.875	06-11-25		3,000,000	3,000,928
Bond (A)	7.500	01-31-27		3,700,000	3,844,918
Bond (A)	7.903	02-21-48		9,200,000	8,475,868
Bond	7.903	02-21-48		2,000,000	1,842,580
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Egypt (continued)
Bond	8.500	01-31-47	4,600,000	$4,459,488
Bond (A)	8.875	05-29-50	6,000,000	5,910,960
Ghana 1.2%				11,581,445
Republic of Ghana
Bond	7.625	05-16-29	3,275,000	2,908,121
Bond (A)	7.875	02-11-35	1,200,000	1,029,000
Bond	8.125	01-18-26	3,150,000	3,049,118
Bond	8.950	03-26-51	5,300,000	4,595,206
Honduras 0.1%				1,105,136
Republic of Honduras Bond (A)	6.250	01-19-27	1,050,000	1,105,136
Hungary 1.9%				18,815,344
Republic of Hungary
Bond	5.375	02-21-23	4,700,000	5,124,569
Bond	5.375	03-25-24	12,100,000	13,690,775
Indonesia 1.8%				17,238,770
Republic of Indonesia
Bond (A)	4.750	01-08-26	6,350,000	7,106,264
Bond	4.750	01-08-26	2,250,000	2,517,967
Bond	5.375	10-17-23	2,851,000	3,136,967
Bond	5.875	01-15-24	1,100,000	1,237,401
Bond	6.625	02-17-37	2,421,000	3,240,171
Iraq 1.0%				10,169,796
Republic of Iraq
Bond	5.800	01-15-28	10,078,000	9,072,216
Bond (A)	6.752	03-09-23	1,200,000	1,097,580
Kazakhstan 0.4%				3,594,337
Republic of Kazakhstan Bond	5.125	07-21-25	3,100,000	3,594,337
Kenya 0.6%				5,737,762
Republic of Kenya
Bond (A)	8.000	05-22-32	3,000,000	2,840,508
Bond (A)	8.250	02-28-48	3,100,000	2,897,254
Mexico 0.9%				8,301,520
Government of Mexico Bond	4.600	01-23-46	8,000,000	8,301,520
Namibia 0.3%				3,317,900
Republic of Namibia Bond (A)	5.250	10-29-25	3,400,000	3,317,900
Nigeria 1.5%				14,626,886
Federal Republic of Nigeria
Bond	7.625	11-28-47	2,550,000	2,103,750
Bond (A)	7.696	02-23-38	2,600,000	2,203,500
Bond (A)	7.875	02-16-32	2,000,000	1,766,811
Bond	7.875	02-16-32	4,500,000	3,975,325
Bond	9.248	01-21-49	5,000,000	4,577,500
Oman 1.4%				13,651,980
Sultanate of Oman
Bond	5.625	01-17-28	6,000,000	4,997,701
Bond	6.750	01-17-48	11,500,000	8,654,279
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

	Rate (%)	Maturity date		Par value^	Value
Pakistan 0.4%					$3,721,371
Republic of Pakistan Bond (A)	6.875	12-05-27		4,000,000	3,721,371
Panama 0.6%					5,642,103
Republic of Panama
Bond	6.700	01-26-36		3,050,000	4,243,343
Bond	8.875	09-30-27		1,000,000	1,398,760
Philippines 1.3%					12,509,719
Republic of Philippines
Bond	3.950	01-20-40		8,600,000	10,010,872
Bond	5.500	03-30-26		2,100,000	2,498,847
Poland 0.5%					4,635,957
Republic of Poland Bond	3.250	04-06-26		4,190,000	4,635,957
Qatar 2.4%					22,848,640
State of Qatar
Bond	4.500	04-23-28		4,100,000	4,740,910
Bond (A)	4.817	03-14-49		10,000,000	12,567,260
Bond (A)	5.103	04-23-48		4,250,000	5,540,470
Saudi Arabia 2.3%					22,740,132
Kingdom of Saudi Arabia Bond (A)	5.250	01-16-50		18,650,000	22,740,132
Senegal 0.3%					2,918,353
Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,506,247
Bond	6.250	05-23-33		1,500,000	1,412,106
South Africa 1.7%					16,705,188
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	2,962,789
Bond	8.000	01-31-30	ZAR	256,173,733	13,742,399
Sri Lanka 0.4%					3,976,484
Republic of Sri Lanka Bond	6.750	04-18-28		7,500,000	3,976,484
Turkey 4.1%					40,232,457
Export Credit Bank of Turkey Bond	5.000	09-23-21		12,050,000	12,067,311
Republic of Turkey
Bond	4.250	04-14-26		18,500,000	16,378,558
Bond	6.000	01-14-41		9,650,000	7,887,910
Bond	6.250	09-26-22		3,860,000	3,898,678
Uzbekistan 0.5%					4,335,600
Republic of Uzbekistan Bond (A)	5.375	02-20-29		4,000,000	4,335,600
Vietnam 0.4%					4,239,713
Socialist Republic of Vietnam Bond	4.800	11-19-24		4,000,000	4,239,713

Corporate bonds 51.1%					$498,208,765
(Cost $516,681,012)
Argentina 0.2%					2,284,348
Telecom Argentina SA (A)	8.000	07-18-26		2,830,000	2,284,348
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Austria 1.3%				$12,299,675
JBS Investments II GmbH (A)	5.750	01-15-28	4,170,000	4,180,425
JBS Investments II GmbH (A)	7.000	01-15-26	3,800,000	4,039,210
Klabin Austria GmbH (A)	7.000	04-03-49	4,000,000	4,080,040
Azerbaijan 0.7%				7,057,378
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	6,800,000	7,057,378
Brazil 3.3%				32,176,358
Banco BTG Pactual SA	5.750	09-28-22	4,200,000	4,221,042
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	5,940,900
Odebrecht Finance, Ltd. (B)	5.250	06-27-29	2,200,000	38,522
Odebrecht Finance, Ltd. (A)(B)(C)	7.500	06-29-20	2,540,000	44,475
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	371,185	287,668
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26	1,831,901	187,971
Odebrecht Oil & Gas Finance, Ltd. (A)(C)	0.000	06-29-20	253,378	253
Petrobras Global Finance BV (A)	5.093	01-15-30	7,122,000	6,787,266
Petrobras Global Finance BV	6.850	06-05-15	7,376,000	6,907,624
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	7,760,637
Cayman Islands 2.1%				20,038,438
CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27	7,300,000	7,830,870
Latam Finance, Ltd. (A)(B)	7.000	03-01-26	5,350,000	1,070,000
Three Gorges Finance I Cayman Islands, Ltd.	3.150	06-02-26	10,400,000	11,137,568
Chile 1.8%				17,559,091
Colbun SA	3.950	10-11-27	4,000,000	4,225,040
Empresa Electrica Angamos SA (A)	4.875	05-25-29	5,868,750	5,959,011
Enel Americas SA	4.000	10-25-26	4,000,000	4,210,040
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	3,165,000
Colombia 1.9%				18,074,885
Ecopetrol SA	5.875	05-28-45	9,700,000	10,088,000
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,260,900
Grupo Energia Bogota SA ESP (A)	4.875	05-15-30	2,200,000	2,339,700
Promigas SA ESP (A)	3.750	10-16-29	3,500,000	3,386,285
Costa Rica 1.0%				9,423,675
Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,231,775
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	7,191,900
Dominican Republic 0.5%				4,926,500
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	1,750,000	1,461,250
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	3,465,250
Guatemala 0.6%				6,090,060
Comunicaciones Celulares SA	6.875	02-06-24	6,000,000	6,090,060
Hong Kong 0.3%				3,282,186
CNAC HK Finbridge Company, Ltd.	4.875	03-14-25	3,000,000	3,282,186
India 1.2%				11,761,232
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,337,299
Shriram Transport Finance Company, Ltd. (A)	5.100	07-16-23	4,000,000	3,223,236
Vedanta Resources, Ltd. (A)	6.375	07-30-22	2,990,000	1,708,337
Vedanta Resources, Ltd.	7.125	05-31-23	3,020,000	1,481,310
Vedanta Resources, Ltd. (A)	7.125	05-31-23	4,100,000	2,011,050
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

	Rate (%)	Maturity date	Par value^	Value
Indonesia 6.1%				$59,235,844
Chandra Asri Petrochemical Tbk PT (A)	4.950	11-08-24	2,000,000	1,840,555
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24	4,000,000	3,681,094
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24	9,100,000	9,431,786
Pertamina Persero PT (A)	4.150	02-25-60	1,000,000	955,000
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	7,243,289
Pertamina Persero PT	6.000	05-03-42	8,200,000	9,371,774
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	16,343,459
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	10,368,887
Ireland 0.0%				209,736
Sibur Securities DAC (A)	4.125	10-05-23	200,000	209,736
Israel 1.1%				11,143,710
Israel Electric Corp., Ltd. (A)	5.000	11-12-24	6,000,000	6,615,000
Israel Electric Corp., Ltd. (A)	6.875	06-21-23	4,000,000	4,528,710
Luxembourg 2.6%				25,318,868
Hidrovias International Finance SARL (A)	5.950	01-24-25	2,800,000	2,702,000
Kenbourne Invest SA (A)	6.875	11-26-24	4,000,000	3,990,000
Klabin Finance SA (A)	4.875	09-19-27	5,800,000	5,698,500
Millicom International Cellular SA (A)	5.125	01-15-28	5,800,000	5,771,000
Millicom International Cellular SA (A)	6.625	10-15-26	500,000	528,555
Rede D'or Finance Sarl (A)	4.500	01-22-30	7,915,000	6,628,813
Mauritius 0.9%				8,943,055
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	5,950,000	5,831,913
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,000,000	3,111,142
Mexico 9.0%				87,951,611
Alpek SAB de CV (A)	4.250	09-18-29	2,000,000	1,956,000
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(C)	7.500	06-27-29	2,200,000	2,106,500
Credito Real SAB de CV (A)	9.500	02-07-26	10,000,000	9,600,000
Cydsa SAB de CV	6.250	10-04-27	943,000	901,753
Cydsa SAB de CV (A)	6.250	10-04-27	7,600,000	7,267,576
Industrias Penoles SAB de CV (A)	5.650	09-12-49	5,600,000	5,852,392
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48	2,800,000	2,506,000
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	5,946,250
Mexico City Airport Trust	5.500	07-31-47	4,000,000	3,424,000
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	5,906,400
Petroleos Mexicanos	6.625	06-15-35	10,880,000	8,720,320
Petroleos Mexicanos	7.690	01-23-50	10,000,000	8,254,000
Petroleos Mexicanos (A)	7.690	01-23-50	12,000,000	9,916,920
Trust Fibra Uno (A)	6.950	01-30-44	6,600,000	6,336,000
Unifin Financiera SAB de CV (A)	8.375	01-27-28	11,500,000	9,257,500
Mongolia 0.2%				2,287,775
Mongolian Mining Corp. (A)	9.250	04-15-24	4,000,000	2,287,775
Netherlands 4.1%				39,652,391
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	10,028,087
GTH Finance BV	7.250	04-26-23	5,392,000	5,982,855
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42	4,600,000	5,873,298
Listrindo Capital BV (A)	4.950	09-14-26	7,750,000	7,567,875
Prosus NV (A)	4.850	07-06-27	3,200,000	3,546,096
VEON Holdings BV (A)	4.950	06-16-24	4,350,000	4,656,936
VEON Holdings BV (A)	7.250	04-26-23	1,800,000	1,997,244
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Panama 0.5%				$4,879,580
Banco General SA (A)	4.125	08-07-27	4,750,000	4,879,580
Paraguay 0.3%				2,528,750
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,528,750
Peru 3.4%				33,008,885
ABY Transmision Sur SA (A)	6.875	04-30-43	6,092,500	7,676,548
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,435,125
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	2,968,608
Petroleos del Peru SA (A)	5.625	06-19-47	6,180,000	6,989,456
SAN Miguel Industrias Pet SA (A)	4.500	09-18-22	9,990,000	9,885,605
Volcan Cia Minera SAA	5.375	02-02-22	3,603,000	3,053,543
Russia 2.7%				25,950,478
Gazprom Neft OAO	6.000	11-27-23	3,700,000	4,120,750
Mobile Telesystems OJSC	5.000	05-30-23	5,700,000	6,062,110
Rosneft Oil Company (A)	4.199	03-06-22	4,100,000	4,213,078
Russian Agricultural Bank OJSC	8.500	10-16-23	3,750,000	4,128,207
Severstal OAO (A)	3.850	08-27-21	2,500,000	2,552,846
Severstal OAO	5.900	10-17-22	4,510,000	4,873,487
Singapore 1.8%				17,809,002
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	6,921,360	7,329,720
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	6,800,000	5,370,779
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	6,100,000	5,108,503
Thailand 0.7%				7,105,761
GC Treasury Center Company, Ltd. (A)	4.250	09-19-22	1,400,000	1,461,922
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	3,531,829
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	2,112,010
Togo 0.4%				4,181,607
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,181,607
Turkey 0.6%				5,385,857
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25	5,500,000	5,385,857
United Arab Emirates 0.2%				1,640,646
ADES International Holding PLC (A)	8.625	04-24-24	2,000,000	1,640,646
United Kingdom 0.2%				1,848,125
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	2,050,000	1,848,125
United States 0.3%				3,244,620
CNOOC Finance 2015 USA LLC	3.500	05-05-25	3,000,000	3,244,620
Virgin Islands, British 1.1%				10,908,638
State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27	10,000,000	10,908,638

	Shares	Value
Common stocks 0.0%		$161,325
(Cost $5,909,631)
Colombia 0.0%		161,325
Frontera Energy Corp.	62,290	161,325

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.8%				$56,272,000
(Cost $56,272,000)
U.S. Government Agency 0.3%				2,607,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	06-01-20	2,607,000	2,607,000

	Par value^	Value
Repurchase agreement 5.5%		53,665,000
Barclays Tri-Party Repurchase Agreement dated 5-29-20 at 0.050% to be repurchased at $53,665,224 on 6-1-20, collateralized by $46,720,700 U.S. Treasury Notes, 2.750% due 2-15-28 (valued at $54,738,633)	53,665,000	53,665,000

Total investments (Cost $1,024,323,176) 97.8%	$952,643,412
Other assets and liabilities, net 2.2%	21,566,594
Total net assets 100.0%	$974,210,006

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $454,815,996 or 46.7% of the fund's net assets as of 5-31-20.
(B)	Non-income producing - Issuer is in default.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 5-31-20:
Foreign government obligations	40.9%
Energy	15.5%
Materials	8.6%
Utilities	8.1%
Communication services	6.3%
Financials	5.3%
Industrials	4.9%
Consumer staples	1.3%
Health care	0.7%
Consumer discretionary	0.4%
Short-term investments and other	8.0%
TOTAL	100.0%
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	74,250,000	USD	13,209,640	SSB	6/17/2020	$693,236	—
MXN	204,589,700	USD	10,000,000	MSCS	6/17/2020	—	$(794,711)
MXN	260,635,573	USD	11,000,000	RBCD	6/17/2020	727,011	—
RUB	335,450,000	USD	5,000,000	MSCS	6/17/2020	—	(245,996)
USD	15,000,000	BRL	74,250,000	SSB	6/17/2020	1,097,125	—
USD	17,000,000	MXN	426,036,133	CITI	6/17/2020	—	(2,169,028)
USD	11,000,000	MXN	225,025,075	GSI	6/17/2020	875,244	—
USD	11,809,412	MXN	240,200,198	SSB	6/17/2020	1,001,868	—
USD	5,000,000	RUB	334,900,000	MSCS	6/17/2020	253,790	—
						$4,648,274	$(3,209,735)

Derivatives Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
RUB	Russian Ruble
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBCD	RBC Dominion Securities, Inc.
SSB	State Street Bank and Trust Company
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$398,001,322	—	$398,001,322	—
Corporate bonds	498,208,765	—	498,208,765	—
Common stocks	161,325	$161,325	—	—
Short-term investments	56,272,000	—	56,272,000	—
Total investments in securities	$952,643,412	$161,325	$952,482,087	—
Derivatives:
Assets
Forward foreign currency contracts	$4,648,274	—	$4,648,274	—
Liabilities
Forward foreign currency contracts	(3,209,735)	—	(3,209,735)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
10	|